UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Resolute Capital Management, LLC
Address: 919 18th Street, NW, Suite 350
         Washington, DC  20006

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Barbara M. Califf
Title:   Vice President
Phone:   202-638-6072
Signature, Place, and Date of Signing:

    Barbara M. Califf   Washington, DC  20006   November 15, 2006

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  36

Form 13F Information Table Value Total:  102917

List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Tower                 COM              029912201     3724   102040 SH       SOLE                   102040
Anheuser Busch                 COM              035229103     2134    44925 SH       SOLE                    44925
Automatic Data Processing      COM              053015103     3125    66005 SH       SOLE                    66005
Berkshire Hathaway B           COM              084670207     4167     1313 SH       SOLE                     1313
Cisco Systems                  COM              17275R102     4357   189615 SH       SOLE                   189615
Citigroup                      COM              172967101     3272    65873 SH       SOLE                    65873
Colgate Palmolive              COM              194162103     3959    63755 SH       SOLE                    63755
ConocoPhillips                 COM              20825C104     3007    50520 SH       SOLE                    50520
Coventry Healthcare            COM              222862104     3218    62465 SH       SOLE                    62465
Danaher                        COM              235851102     3324    48412 SH       SOLE                    48412
Diageo                         COM              25243Q205     3419    48125 SH       SOLE                    48125
Digene                         COM              253752109      726    16830 SH       SOLE                    16830
EOG Resources                  COM              26875P101     2422    37238 SH       SOLE                    37238
Estee Lauder                   COM              518439104     3126    77500 SH       SOLE                    77500
Exxon Mobil                    COM              30231G102      436     6495 SH       SOLE                     6495
First Data                     COM              319963104     2692    64101 SH       SOLE                    64101
Home Depot                     COM              437076102     3133    86387 SH       SOLE                    86387
Idenix Pharmaceuticals         COM              45166R204     1053   108515 SH       SOLE                   108515
J P Morgan Chase & Co.         COM              46625H100      204     4348 SH       SOLE                     4348
Johnson & Johnson              COM              478160104     4395    67672 SH       SOLE                    67672
Marsh & Mclennan               COM              571748102     2117    75215 SH       SOLE                    75215
MedImmune                      COM              584699102     2349    80255 SH       SOLE                    80255
Medtronic                      COM              585055106     3297    71003 SH       SOLE                    71003
Metlife                        COM              59156R108     2627    46350 SH       SOLE                    46350
Microsoft                      COM              594918104     3451   126170 SH       SOLE                   126170
PepsiCo                        COM              713448108     3697    56647 SH       SOLE                    56647
Progressive                    COM              743315103     2450    99848 SH       SOLE                    99848
Sanofi-Aventis                 COM              80105N105     3968    89230 SH       SOLE                    89230
Simpson Manufacturing          COM              829073105     2079    76900 SH       SOLE                    76900
Standard&Poors                 COM              78462F103      617     4619 SH       SOLE                     4619
Suncor Energy                  COM              867229106     3184    44196 SH       SOLE                    44196
Texas Instruments              COM              882508104     3338   100399 SH       SOLE                   100399
United Parcel Service          COM              911312106     3089    42944 SH       SOLE                    42944
United Technologies            COM              913017109     4601    72621 SH       SOLE                    72621
VeriSign                       COM              92343E102     2202   109000 SH       SOLE                   109000
Wells Fargo                    COM              949746101     3955   109314 SH       SOLE                   109314